Loans - Loans Outstanding by Domicile and Industry of Borrower (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Commercial and Industrial Sector [Member] | Geographic Distribution, Foreign [Member]
Direct Financing Lease, Lease Receivable	¥ 221,144	¥ 221,908